Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)
Australia (6.8%)
Commonwealth Bank of Australia	314,744	16,013
BHP Group Ltd.	523,324	13,779
Westpac Banking Corp.	642,112	7,711
National Australia Bank Ltd.	568,404	7,096
Wesfarmers Ltd.	200,505	6,666
Woolworths Group Ltd.	223,895	6,198
Macquarie Group Ltd.	56,899	5,000
Rio Tinto Ltd.	66,027	4,833
Transurban Group	483,835	4,786
Fortescue Metals Group Ltd.	280,926	3,497
Coles Group Ltd.	225,599	2,925
Amcor plc	283,250	2,909
Sonic Healthcare Ltd.	84,247	1,929
QBE Insurance Group Ltd.	259,105	1,815
Telstra Corp. Ltd.	738,258	1,768
APA Group	209,163	1,639
Insurance Australia Group Ltd.	410,473	1,494
Suncorp Group Ltd.	224,342	1,370
AGL Energy Ltd.	111,547	1,321
Origin Energy Ltd.	312,390	1,196
Magellan Financial Group Ltd.	24,351	1,058
Aurizon Holdings Ltd.	325,940	1,039
Medibank Pvt Ltd.	489,075	977
Tabcorp Holdings Ltd.	339,763	859
Ampol Ltd.	44,387	832
Atlas Arteria Ltd.	168,337	787
JB Hi-Fi Ltd.	20,242	663
Boral Ltd.	216,177	553
Coca-Cola Amatil Ltd.	91,215	532
Alumina Ltd.	442,153	480
Bendigo & Adelaide Bank Ltd.	92,065	452
Incitec Pivot Ltd.	337,117	442
AusNet Services	321,513	411
Crown Resorts Ltd.	63,380	405
Downer EDI Ltd.	124,413	364
Metcash Ltd.	179,579	346
Bank of Queensland Ltd.	78,636	333
Worley Ltd.	55,550	322
Challenger Ltd.	98,011	302
Orora Ltd.	168,314	275
Star Entertainment Grp Ltd.	151,762	274
CIMIC Group Ltd.	16,692	257
CSR Ltd.	83,095	207
IOOF Holdings Ltd.	58,887	191
Perpetual Ltd.	8,154	177

Whitehaven Coal Ltd.	163,028	161
Platinum Asset Management Ltd.	55,866	149
Adbri Ltd.	76,451	120
		106,913
Austria (0.1%)
* OMV AG	25,304	799
voestalpine AG	20,385	452
* Raiffeisen Bank International AG	22,736	391
* Telekom Austria AG Class A	23,095	174
		1,816
Belgium (0.3%)
Groupe Bruxelles Lambert SA	19,046	1,652
Ageas SA/NV	32,187	1,205
Solvay SA Class A	12,306	955
Proximus SADP	24,841	511
Telenet Group Holding NV	7,735	300
		4,623
Brazil (2.4%)
Vale SA	583,610	6,792
B3 SA - Brasil Bolsa Balcao	365,294	4,442
Petroleo Brasileiro SA Preference Shares	815,344	3,470
Itau Unibanco Holding SA ADR	591,734	3,018
Banco Bradesco SA ADR	409,699	1,729
Itau Unibanco Holding SA Preference Shares	329,932	1,701
Itausa - Investimentos Itau SA Preference Shares	804,270	1,645
Ambev SA ADR	582,381	1,561
Banco Bradesco SA Preference Shares	337,479	1,452
Banco do Brasil SA	151,732	977
Jbs SA	173,168	715
Banco BTG Pactual SA (BVMF)	42,924	711
Telefonica Brasil SA ADR	66,039	666
BB Seguridade Participacoes SA	119,325	637
Banco Bradesco SA	158,039	628
Ccr SA	196,478	563
Petrobras Distribuidora SA	126,120	549
Ambev SA	195,946	522
Hypera SA	73,617	510
TIM Participacoes SA	149,167	450
Banco Santander Brasil SA	67,758	388
Centrais Eletricas Brasileiras SA Preference Shares	47,800	352
YDUQS Participacoes SA	52,642	342
Bradespar SA Preference Shares	38,415	317
Cia Energetica de Minas Gerais ADR	127,978	297
Engie Brasil Energia SA	32,516	288
Klabin SA	68,164	270
Cia Siderurgica Nacional SA	110,700	260
Cyrela Brazil Realty SA Empreendimentos e Participacoes	47,900	252
Cia de Saneamento do Parana	40,600	239
Cia Paranaense de Energia Preference Shares	17,750	226
Transmissora Alianca de Energia Eletrica SA	40,419	224
Qualicorp Consultoria e Corretora de Seguros SA	41,700	224
Cielo SA	201,884	208
Fleury SA	39,463	194
EDP - Energias do Brasil SA	53,276	190
Porto Seguro SA	17,209	178
CPFL Energia SA	28,800	173

	Cia Energetica de Sao Paulo Preference Shares	26,000	159
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	35,408	153
	Odontoprev SA	43,500	115
	Telefonica Brasil SA Preference Shares	10,580	107
	Banco do Estado do Rio Grande do Sul SA Preference Shares	38,086	104
	CVC Brasil Operadora e Agencia de Viagens SA	22,700	90
*,§ Banco BTG Pactual SA		5,940	63
	Cia Energetica de Minas Gerais Preference Shares	26,457	61
*	Via Varejo SA	16,104	60
*,§ Banco BTG Pactual SA Preferred Subscription Receipt		11,880	43
*	CVC Brasil Operadora e Agencia de Viagens SA Rights Exp. 08/13/2020	3,573	11
	Cia Energetica de Minas Gerais	957	2
			38,328
Canada (7.7%)
	Royal Bank of Canada	253,010	17,454
	Toronto-Dominion Bank	321,289	14,217
	Enbridge Inc.	359,379	11,502
	Bank of Nova Scotia	214,299	8,801
	TC Energy Corp.	167,007	7,612
^	Bank of Montreal	113,527	6,211
	Canadian Imperial Bank of Commerce	78,958	5,466
	Manulife Financial Corp.	343,814	4,607
	Suncor Energy Inc.	271,009	4,263
	Sun Life Financial Inc.	104,112	4,058
	Canadian Natural Resources Ltd.	205,506	3,625
	Fortis Inc.	82,281	3,351
	Nutrien Ltd.	101,061	3,291
	Restaurant Brands International Inc.	51,582	2,913
	National Bank of Canada	59,490	2,809
	Rogers Communications Inc. Class B	62,004	2,532
	Pembina Pipeline Corp.	97,365	2,366
	Magna International Inc.	48,821	2,257
	BCE Inc.	53,798	2,256
	Power Corp. of Canada	97,223	1,725
	Fairfax Financial Holdings Ltd.	4,831	1,514
^	Shaw Communications Inc. Class B	81,509	1,491
	TELUS Corp.	75,277	1,306
^,1 Hydro One Ltd.		56,237	1,198
^	Canadian Tire Corp. Ltd. Class A	9,889	912
	Great-West Lifeco Inc.	48,218	852
	Inter Pipeline Ltd.	74,390	697
	Imperial Oil Ltd.	39,269	614
	Canadian Utilities Ltd. Class A	22,203	570
	IGM Financial Inc.	14,261	351
	Husky Energy Inc.	52,560	169
			120,990
Chile (0.3%)
	Banco de Chile	7,575,678	727
	Enel Americas SA ADR	74,532	564
	Banco Santander Chile ADR	28,500	488
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	14,655	446
	Enel Chile SA	3,954,896	340
	Banco de Credito e Inversiones SA	7,160	255
	Colbun SA	1,294,706	234
	Enel Americas SA	1,444,824	224
	Sociedad Quimica y Minera de Chile SA ADR	6,384	195

Aguas Andinas SA Class A	456,848	161
Engie Energia Chile SA	91,249	131
Embotelladora Andina SA Preference Shares	38,870	98
Itau CorpBanca Chile SA	27,283,485	96
Enel Chile SA ADR	21,294	89
AES Gener SA	476,901	82
		4,130
China (7.9%)
China Construction Bank Corp. Class H	16,661,000	12,148
Ping An Insurance Group Co. of China Ltd.	966,500	10,198
Industrial & Commercial Bank of China Ltd. Class H	14,455,000	8,470
China Mobile Ltd.	936,919	6,396
Bank of China Ltd. Class H	14,060,000	4,682
China Merchants Bank Co. Ltd. Class H	694,928	3,243
China Life Insurance Co. Ltd. Class H	1,310,000	3,005
CNOOC Ltd.	2,823,000	2,980
China Overseas Land & Investment Ltd.	682,000	2,078
Sunac China Holdings Ltd.	440,554	2,077
China Resources Land Ltd.	492,000	2,051
Agricultural Bank of China Ltd. Class H	5,659,000	2,009
China Petroleum & Chemical Corp. Class H	4,714,000	2,008
Country Garden Holdings Co. Ltd.	1,336,000	1,716
Anhui Conch Cement Co. Ltd. Class H	217,828	1,647
1 Longfor Group Holdings Ltd.	308,000	1,522
China Pacific Insurance Group Co. Ltd. Class H	478,000	1,385
China Merchants Bank Co. Ltd. Class A	231,000	1,151
China Vanke Co. Ltd. Class H	351,905	1,109
China Evergrande Group	386,000	1,084
Hengan International Group Co. Ltd.	127,343	1,069
China National Building Material Co. Ltd. Class H	686,000	1,065
Shimao Group Holdings Ltd.	250,000	1,061
China Shenhua Energy Co. Ltd. Class H	630,000	1,043
1 Postal Savings Bank of China Co. Ltd. Class H	1,674,000	922
PICC Property & Casualty Co. Ltd. Class H	1,166,000	921
CITIC Securities Co. Ltd. Class H	372,500	869
Guangdong Investment Ltd.	524,000	847
CITIC Ltd.	884,000	830
China CITIC Bank Corp. Ltd. Class H	1,736,320	758
Bank of Communications Co. Ltd. Class H	1,357,000	753
Weichai Power Co. Ltd. Class H	350,000	750
China Minsheng Banking Corp. Ltd. Class H	1,185,600	747
China Jinmao Holdings Group Ltd.	1,044,000	711
China Telecom Corp. Ltd. Class H	2,380,000	707
Agricultural Bank of China Ltd. Class A	1,509,456	699
Zijin Mining Group Co. Ltd. Class H	1,028,000	646
Gree Electric Appliances Inc. of Zhuhai Class A	75,600	616
Industrial Bank Co. Ltd. Class A	262,200	588
China Unicom Hong Kong Ltd.	1,022,000	568
Great Wall Motor Co. Ltd. Class H	576,500	563
Guangzhou Automobile Group Co. Ltd. Class H	578,000	552
Shanghai Pudong Development Bank Co. Ltd. Class A	372,000	552
CIFI Holdings Group Co. Ltd.	596,000	536
China Resources Cement Holdings Ltd.	386,000	528
Sinopharm Group Co. Ltd. Class H	214,800	512
New China Life Insurance Co. Ltd. Class H	127,600	499
* Haitong Securities Co. Ltd. Class H	535,600	498
China Communications Construction Co. Ltd. Class H	822,000	479

China Yangtze Power Co. Ltd. Class A	177,800	468
Kunlun Energy Co. Ltd.	546,000	457
1 Huatai Securities Co. Ltd. Class H	243,200	440
Beijing Enterprises Water Group Ltd.	1,026,000	436
1 CGN Power Co. Ltd. Class H	2,070,000	436
China Resources Power Holdings Co. Ltd.	330,000	421
China Vanke Co. Ltd. Class A	108,800	418
Fosun International Ltd.	360,000	411
1 People's Insurance Co. Group of China Ltd. Class H	1,255,000	408
Kingboard Holdings Ltd.	136,000	398
China State Construction Engineering Corp. Ltd. Class A	546,600	394
KWG Group Holdings Ltd.	220,500	393
Industrial & Commercial Bank of China Ltd. Class A	552,400	393
1 China Galaxy Securities Co. Ltd. Class H	642,000	384
Sinotruk Hong Kong Ltd.	122,000	381
Anhui Conch Cement Co. Ltd. Class A	42,900	378
Dongfeng Motor Group Co. Ltd. Class H	524,000	375
China Everbright International Ltd.	576,000	356
* Seazen Group Ltd.	370,479	351
Huaneng Power International Inc. Class H	792,000	338
Poly Developments and Holdings Group Co. Ltd. Class A	148,000	330
Agile Group Holdings Ltd.	260,000	330
Far East Horizon Ltd.	393,000	324
Logan Group Co. Ltd.	186,000	322
China Cinda Asset Management Co. Ltd. Class H	1,675,000	316
SAIC Motor Corp. Ltd. Class A	120,600	314
China Minsheng Banking Corp. Ltd. Class A	390,600	310
Nine Dragons Paper Holdings Ltd.	293,000	308
China Railway Group Ltd. Class H	598,000	303
Henan Shuanghui Investment & Development Co. Ltd. Class A	38,100	298
Bank of Communications Co. Ltd. Class A	435,000	297
China Pacific Insurance Group Co. Ltd. Class A	69,600	294
China Lesso Group Holdings Ltd.	148,000	286
Yanzhou Coal Mining Co. Ltd. Class H	364,000	285
Shenzhen International Holdings Ltd.	167,500	273
China Aoyuan Group Ltd.	216,000	272
China Merchants Port Holdings Co. Ltd.	238,000	272
Beijing Enterprises Holdings Ltd.	77,500	271
China Medical System Holdings Ltd.	220,000	267
China Everbright Bank Co. Ltd. Class A	489,700	265
1 Fuyao Glass Industry Group Co. Ltd. Class H	94,400	264
CRRC Corp. Ltd. Class H	597,000	260
* Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	245,200	253
Bank of China Ltd. Class A	528,700	252
China Everbright Ltd.	154,000	247
Jiangsu Expressway Co. Ltd. Class H	230,000	247
China Communications Services Corp. Ltd. Class H	380,000	246
China Railway Construction Corp. Ltd. Class H	303,000	242
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	136,300	242
Guangzhou R&F Properties Co. Ltd. Class H	208,400	241
GF Securities Co. Ltd. Class H	199,600	240
China Hongqiao Group Ltd.	407,000	234
1 Dali Foods Group Co. Ltd.	382,000	233
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	94,600	231
1 China Huarong Asset Management Co. Ltd. Class H	2,028,000	231
Yangzijiang Shipbuilding Holdings Ltd.	339,700	228
Kingboard Laminates Holdings Ltd.	198,000	223

	Times China Holdings Ltd.	125,000	222
	China Everbright Bank Co. Ltd. Class H	576,000	216
	Bank of Shanghai Co. Ltd. Class A	180,641	214
	Yuexiu Property Co. Ltd.	1,160,000	213
1	BAIC Motor Corp. Ltd. Class H	418,000	204
	Shenzhen Investment Ltd.	646,000	203
	China Traditional Chinese Medicine Holdings Co. Ltd.	396,000	203
	Zhejiang Expressway Co. Ltd. Class H	262,000	195
	China State Construction International Holdings Ltd.	328,000	194
	Bank of Beijing Co. Ltd. Class A	273,200	189
	Daqin Railway Co. Ltd. Class A	197,400	183
*,1 China Merchants Securities Co. Ltd. Class H		149,200	183
	Chongqing Rural Commercial Bank Co. Ltd. Class H	448,000	182
	Huaxia Bank Co. Ltd. Class A	197,500	180
	Baoshan Iron & Steel Co. Ltd. Class A	247,000	174
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	206,362	173
	COSCO SHIPPING Ports Ltd.	330,000	172
	Greentown China Holdings Ltd.	145,500	170
	Citic Pacific Special Steel Group Co. Ltd. Class A	60,800	170
	Huaxin Cement Co. Ltd. Class B	93,040	169
	Lee & Man Paper Manufacturing Ltd.	273,000	169
	China Petroleum & Chemical Corp. Class A	289,200	166
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	156,800	161
	China Power International Development Ltd.	831,370	156
	China Shenhua Energy Co. Ltd. Class A	69,300	152
	Hopson Development Holdings Ltd.	116,000	152
	Seazen Holdings Co. Ltd.	30,800	150
	Bosideng International Holdings Ltd.	518,000	150
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	650,000	145
1	Guotai Junan Securities Co. Ltd. Class H	86,400	143
	Inner Mongolia Yitai Coal Co. Ltd. Class B	191,900	140
	Huadian Fuxin Energy Corp. Ltd. Class H	436,000	137
	China Reinsurance Group Corp. Class H	1,242,000	136
	China National Nuclear Power Co. Ltd. Class A	217,800	135
	Sino-Ocean Group Holding Ltd.	541,500	131
	BBMG Corp. Class A	281,200	130
	Lao Feng Xiang Co. Ltd. Class B	38,200	127
	China Fortune Land Development Co. Ltd. Class A	49,920	124
	Shanghai Industrial Holdings Ltd.	85,000	124
	Shenzhen Expressway Co. Ltd. Class H	130,000	124
	Bank of Nanjing Co. Ltd. Class A	110,800	123
	Huayu Automotive Systems Co. Ltd. Class A	40,700	122
1	Sinopec Engineering Group Co. Ltd. Class H	273,000	121
	Shaanxi Coal Industry Co. Ltd. Class A	102,100	118
	Gemdale Corp. Class A	57,400	115
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	109,600	113
	Poly Property Group Co. Ltd.	354,000	111
	Greenland Holdings Corp. Ltd. Class A	94,900	111
	Yanlord Land Group Ltd.	123,800	110
*	SDIC Power Holdings Co. Ltd. Class A	89,100	110
	Livzon Pharmaceutical Group Inc. Class H	23,400	110
	Bank of Hangzhou Co. Ltd. Class A	76,800	104
1	Legend Holdings Corp. Class H	79,100	103
	Shanghai International Port Group Co. Ltd. Class A	158,200	102
	Fuyao Glass Industry Group Co. Ltd. Class A	29,000	101
	Hengli Petrochemical Co. Ltd. Class A	42,900	100
	Zhejiang Longsheng Group Co. Ltd. Class A	47,200	100

Jiangxi Zhengbang Technology Co. Ltd. Class A	32,200	100
1 China Railway Signal & Communication Corp. Ltd. Class H	221,000	96
* Chongqing Changan Automobile Co. Ltd. Class B	172,300	95
Huadian Power International Corp. Ltd. Class H	312,000	95
Lomon Billions Group Co. Ltd. Class A	27,100	92
Metallurgical Corp. of China Ltd. Class H	528,000	89
Wens Foodstuffs Group Co. Ltd.	26,100	89
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	74,500	88
Metallurgical Corp. of China Ltd. Class A	209,700	84
Zhejiang Chint Electrics Co. Ltd. Class A	18,500	84
Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,400	84
Beijing Jingneng Clean Energy Co. Ltd. Class H	302,000	83
Jinke Properties Group Co. Ltd. Class A	66,500	83
GD Power Development Co. Ltd. Class A	279,100	82
Sichuan Chuantou Energy Co. Ltd. Class A	59,400	81
Weifu High-Technology Group Co. Ltd. Class B	47,500	80
Sinotrans Ltd. Class H	375,000	78
China Merchants Energy Shipping Co. Ltd. Class A	83,700	75
Angang Steel Co. Ltd. Class H	267,000	75
1 Red Star Macalline Group Corp. Ltd. Class H	106,872	73
Datang International Power Generation Co. Ltd. Class H	556,000	73
1 Shenwan Hongyuan Group Co. Ltd. Class H	220,800	70
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	69,800	70
RiseSun Real Estate Development Co. Ltd. Class A	58,800	69
China National Chemical Engineering Co. Ltd. Class A	81,300	67
* Jiangsu Zhongnan Construction Group Co. Ltd. Class A	49,400	67
Bank of Changsha Co. Ltd. Class A	53,300	65
Sichuan Swellfun Co. Ltd. Class A	7,075	65
Zhengzhou Yutong Bus Co. Ltd. Class A	31,800	62
China CITIC Bank Corp. Ltd. Class A	82,800	61
1 Qingdao Port International Co. Ltd. Class H	107,000	61
Shenergy Co. Ltd. Class A	74,100	60
China Gezhouba Group Co. Ltd. Class A	62,600	60
China Zhongwang Holdings Ltd.	275,600	58
China Communications Construction Co. Ltd. Class A	49,900	57
China BlueChemical Ltd. Class H	372,000	55
Bank of Jiangsu Co. Ltd. Class A	63,200	55
Shanghai Construction Group Co. Ltd. Class A	121,100	54
Yango Group Co. Ltd. Class A	54,400	54
Huaneng Power International Inc. Class A	78,600	53
Xiamen C & D Inc. Class A	39,100	53
Hunan Valin Steel Co. Ltd. Class A	80,500	52
China South Publishing & Media Group Co. Ltd. Class A	33,100	51
Guangshen Railway Co. Ltd. Class H	264,000	50
Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	49
Shenzhen Jinjia Group Co. Ltd. Class A	29,400	48
Financial Street Holdings Co. Ltd. Class A	48,800	48
Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	48
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	52,100	48
Tangshan Jidong Cement Co. Ltd. Class A	17,300	48
China Construction Bank Corp. Class A	53,900	47
China Coal Energy Co. Ltd. Class H	189,000	47
China South City Holdings Ltd.	454,000	46
Shanghai Jinjiang International Hotels Co. Ltd. Class B	29,200	46
Huaibei Mining Holdings Co. Ltd. Class A	33,800	45
Shanghai AJ Group Co. Ltd. Class A	35,400	44
Anhui Expressway Co. Ltd. Class H	92,000	44

Jiayuan International Group Ltd.	92,000	43
Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	43
Maanshan Iron & Steel Co. Ltd. Class H	158,000	43
Shandong Chenming Paper Holdings Ltd. Class H	89,000	42
1 Everbright Securities Co. Ltd. Class H	37,400	42
Huadian Power International Corp. Ltd. Class A	74,000	38
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	38
Sichuan Expressway Co. Ltd. Class H	168,000	38
Beijing Capital Development Co. Ltd. Class A	39,400	38
* Polaris Bay Group Co. Ltd. Class A	19,600	38
Zhejiang Runtu Co. Ltd. Class A	27,500	38
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	20,800	37
China Machinery Engineering Corp. Class H	154,000	37
Sansteel Minguang Co. Ltd. Fujian Class A	36,500	37
Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	36
Chinese Universe Publishing and Media Group Co. Ltd. Class A	19,500	35
Sinoma International Engineering Co. Class A	41,200	35
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	35
Zhejiang Medicine Co. Ltd. Class A	12,600	34
Shanghai Shimao Co. Ltd. Class A	54,300	34
1 Orient Securities Co. Ltd. Class H	49,200	33
CIMC Enric Holdings Ltd.	76,000	33
Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	33
Shenzhen Expressway Co. Ltd. Class A	25,400	33
Guangxi Liugong Machinery Co. Ltd. Class A	30,900	32
Sinopec Shanghai Petrochemical Co. Ltd. Class A	61,800	32
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	85,400	31
* Jiangsu Expressway Co. Ltd. Class A	21,800	31
Maanshan Iron & Steel Co. Ltd. Class A	78,400	30
* Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	30
Fujian Funeng Co. Ltd. Class A	23,900	30
Jiangling Motors Corp. Ltd. Class A	14,000	30
Chongqing Water Group Co. Ltd. Class A	39,200	30
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	30
MYS Group Co. Ltd.	39,400	30
Rainbow Digital Commercial Co. Ltd. Class A	18,800	29
Bank of Chengdu Co. Ltd. Class A	24,400	29
Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	28
Shandong Chenming Paper Holdings Ltd. Class A	35,800	28
Liuzhou Iron & Steel Co. Ltd. Class A	38,900	28
Dongfang Electric Corp. Ltd. Class H	47,200	27
Sichuan Languang Development Co. Ltd. Class A	35,000	27
Zhejiang Semir Garment Co. Ltd. Class A	24,400	26
Nanjing Iron & Steel Co. Ltd. Class A	54,500	26
North Huajin Chemical Industries Co. Ltd. Class A	33,200	25
* China Merchants Securities Co. Ltd. Class H Rights Exp. 08/11/2020	44,760	7
		123,735
Colombia (0.2%)
Ecopetrol SA ADR	41,279	481
Bancolombia SA ADR	16,700	466
Bancolombia SA	59,649	428
Interconexion Electrica SA ESP	77,250	397
Grupo Energia Bogota SA ESP	457,010	280
Grupo Argos SA Colombia	51,909	142
Grupo Aval Acciones y Valores Preference Shares	592,640	138
Cementos Argos SA	77,830	76
Grupo Aval Acciones y Valores SA ADR	7,552	35

	Ecopetrol SA	54,855	31
			2,474
Czech Republic (0.1%)
	Cez AS	28,273	570
*	Komercni banka AS	14,065	326
1	Moneta Money Bank AS	95,021	216
			1,112
Denmark (0.1%)
	Pandora A/S	17,195	1,094
	Tryg A/S	21,489	632
			1,726
Egypt (0.0%)
	Egypt Kuwait Holding Co. SAE	151,933	159
	Eastern Co. SAE	172,285	128
	ElSewedy Electric Co.	129,404	55
	Telecom Egypt Co.	63,313	51
	Talaat Moustafa Group	109,529	40
			433
Finland (1.5%)
	Kone Oyj Class B	69,457	5,515
*	Nordea Bank Abp	574,454	4,424
	Sampo Oyj Class A	89,550	3,237
	UPM-Kymmene Oyj	94,389	2,520
	Fortum Oyj	76,669	1,556
	Elisa Oyj	25,345	1,503
	Stora Enso Oyj	101,939	1,278
	Kesko Oyj Class B	47,904	1,016
	Orion Oyj Class B	18,326	800
	Wartsila OYJ Abp	86,986	727
	Metso Outotec Oyj	107,316	693
	Nokian Renkaat Oyj	23,921	571
*	Neles Oyj	18,883	269
			24,109
France (4.9%)
	Sanofi	193,257	20,292
	TOTAL SA	421,336	15,945
	Schneider Electric SE	93,341	10,703
	Danone SA	106,344	7,118
	Orange SA	338,232	3,964
*	Engie SA	161,031	2,145
*	Societe Generale SA	136,883	2,107
	Veolia Environnement SA	89,037	2,040
	Carrefour SA	101,573	1,614
*	Peugeot SA	96,348	1,549
*	Bouygues SA	37,705	1,332
*	Publicis Groupe SA	38,209	1,222
	Engie	66,418	885
	Engie Loyalty Line 2021	65,712	875
	Suez SA	65,972	870
	Rubis SCA	16,275	768
*,1 Amundi SA		10,058	765
*	Scor SE	27,825	716
*	Rexel SA	53,590	636
	TechnipFMC plc	80,295	629
	SES SA Class A	65,132	461

	Eutelsat Communications SA	32,262	326
	Imerys SA	6,144	228
^,1 ALD SA		15,026	150
			77,340
Germany (6.4%)
	Siemens AG	135,684	17,291
	Allianz SE	73,780	15,307
	Bayer AG	174,517	11,594
	Deutsche Telekom AG	573,077	9,567
	BASF SE	162,544	8,967
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,408	6,470
	Vonovia SE	95,876	6,197
*	Volkswagen AG Preference Shares	31,994	4,683
	E. ON SE	383,376	4,501
	Rwe AG	101,951	3,843
	Bayerische Motoren Werke AG	56,713	3,627
	Hannover Rueck SE	10,643	1,800
	HeidelbergCement AG	26,476	1,469
1	Covestro AG	30,447	1,182
	Evonik Industries AG	34,080	921
	Uniper SE	19,776	683
	Bayerische Motoren Werke AG Preference Shares	10,118	514
	Telefonica Deutschland Holding AG	115,841	316
	Hochtief AG	3,720	304
	Metro AG	29,156	266
	Talanx AG	6,504	237
*	Volkswagen AG	487	76
			99,815
Greece (0.1%)
	Hellenic Telecommunications Organization SA	41,052	604
	Jumbo SA	17,479	341
	Opap SA	36,397	330
	Mytilineos SA	20,388	191
	Motor Oil Hellas Corinth Refineries SA	9,390	128
	Hellenic Petroleum SA	11,760	73
			1,667
Hong Kong (2.4%)
	CK Hutchison Holdings Ltd.	475,500	3,105
	Sun Hung Kai Properties Ltd.	253,000	3,077
	CLP Holdings Ltd.	291,500	2,756
	CK Asset Holdings Ltd.	470,500	2,613
	Hang Seng Bank Ltd.	128,800	2,027
	BOC Hong Kong Holdings Ltd.	640,000	1,784
	Sands China Ltd.	427,600	1,630
	Jardine Matheson Holdings Ltd.	36,700	1,501
	Power Assets Holdings Ltd.	244,599	1,362
1	WH Group Ltd.	1,499,639	1,335
	New World Development Co. Ltd.	255,750	1,249
	Wharf Real Estate Investment Co. Ltd.	303,000	1,072
	Hang Lung Properties Ltd.	362,576	890
	Henderson Land Development Co. Ltd.	233,587	874
	Lenovo Group Ltd.	1,334,000	804
	Hongkong Land Holdings Ltd.	196,400	748
	Xinyi Solar Holdings Ltd.	680,800	747
	Sino Land Co. Ltd.	600,000	727
	Want Want China Holdings Ltd.	938,000	694

Tingyi Cayman Islands Holding Corp.	320,000	597
CK Infrastructure Holdings Ltd.	110,472	576
Xinyi Glass Holdings Ltd.	372,000	546
Bank of East Asia Ltd.	218,780	498
Swire Pacific Ltd. Class A	92,788	457
Wynn Macau Ltd.	259,200	455
PCCW Ltd.	754,000	425
Swire Properties Ltd.	177,098	409
Hysan Development Co. Ltd.	108,000	298
NagaCorp Ltd.	270,000	289
Kerry Properties Ltd.	111,000	264
Wharf Holdings Ltd.	153,000	260
1 BOC Aviation Ltd.	38,300	222
Chow Tai Fook Jewellery Group Ltd.	203,200	219
Dairy Farm International Holdings Ltd.	49,900	214
Yue Yuen Industrial Holdings Ltd.	131,000	208
NWS Holdings Ltd.	262,000	203
SITC International Holdings Co. Ltd.	187,000	188
Uni-President China Holdings Ltd.	171,000	186
VTech Holdings Ltd.	30,000	163
Shougang Fushan Resources Group Ltd.	700,000	160
Haitong International Securities Group Ltd.	480,000	130
Cafe de Coral Holdings Ltd.	62,000	124
Swire Pacific Ltd. Class B	110,000	97
Shui On Land Ltd.	642,500	95
First Pacific Co. Ltd.	424,000	88
Nexteer Automotive Group Ltd.	137,612	87
Guotai Junan International Holdings Ltd.	584,000	83
Dah Sing Financial Holdings Ltd.	27,600	76
Towngas China Co. Ltd.	157,185	76
Lifestyle International Holdings Ltd.	92,500	75
Television Broadcasts Ltd.	55,600	65
Dah Sing Banking Group Ltd.	28,000	25
		36,853
Hungary (0.0%)
* MOL Hungarian Oil & Gas plc	80,031	471
Magyar Telekom Telecommunications plc	73,542	93
		564
India (1.2%)
Infosys Ltd.	638,232	8,207
ITC Ltd.	518,876	1,345
Bharat Petroleum Corp. Ltd.	178,874	987
Power Grid Corp. of India Ltd.	328,293	781
Hero MotoCorp Ltd.	17,285	616
Oil & Natural Gas Corp. Ltd.	538,910	564
NTPC Ltd.	438,610	509
Coal India Ltd.	269,432	465
Indian Oil Corp. Ltd.	388,961	459
Vedanta Ltd.	285,848	437
Bharti Infratel Ltd.	157,518	404
Hindustan Petroleum Corp. Ltd.	113,817	327
Petronet LNG Ltd.	88,436	293
GAIL India Ltd.	185,774	240
Mphasis Ltd.	11,767	182
* Federal Bank Ltd.	249,558	179
REC Ltd.	123,280	165

Oracle Financial Services Software Ltd.	4,192	164
Indiabulls Housing Finance Ltd.	61,642	156
NMDC Ltd.	136,953	154
LIC Housing Finance Ltd.	41,713	146
Power Finance Corp. Ltd.	122,324	132
Ashok Leyland Ltd.	201,216	130
Bharat Electronics Ltd.	97,197	124
Hindustan Zinc Ltd.	43,111	121
NHPC Ltd.	385,489	105
Tata Power Co. Ltd.	155,747	101
* Bank of Baroda	147,103	92
* Mahindra & Mahindra Financial Services Ltd.	49,554	86
Bharat Heavy Electricals Ltd.	135,761	65
Sun TV Network Ltd.	12,271	64
* Punjab National Bank	146,770	63
Oil India Ltd.	48,227	62
Cummins India Ltd.	10,497	56
* Mahindra & Mahindra Financial Services Ltd. Rights Exp. 08/11/2020	49,554	48
JSW Energy Ltd.	52,973	32
		18,061
Indonesia (0.5%)
Bank Rakyat Indonesia Persero Tbk PT	9,323,600	2,025
Telekomunikasi Indonesia Persero Tbk PT	8,285,400	1,728
Bank Mandiri Persero Tbk PT	3,257,000	1,294
Astra International Tbk PT	3,553,500	1,252
Bank Negara Indonesia Persero Tbk PT	1,295,300	410
United Tractors Tbk PT	268,504	393
Indofood Sukses Makmur Tbk PT	756,300	335
* Gudang Garam Tbk PT	79,600	273
Hanjaya Mandala Sampoerna Tbk PT	1,495,700	176
Tower Bersama Infrastructure Tbk PT	1,953,700	169
Bukit Asam Tbk PT	794,800	111
Surya Citra Media Tbk PT	1,071,500	94
* Media Nusantara Citra Tbk PT	920,900	52
Bank Danamon Indonesia Tbk PT	153,600	29
		8,341
Israel (0.2%)
Bank Leumi Le-Israel BM	257,029	1,303
Bank Hapoalim BM	192,917	1,164
ICL Group Ltd.	118,279	369
Gazit-Globe Ltd.	16,834	70
* Delek Group Ltd.	896	20
		2,926
Italy (2.2%)
Enel SPA	1,380,077	12,642
Eni SPA	431,471	3,843
Assicurazioni Generali SPA	224,288	3,368
Snam SPA	387,192	2,061
* Fiat Chrysler Automobiles NV	195,454	1,987
Terna Rete Elettrica Nazionale SPA	246,106	1,837
* FinecoBank Banca Fineco SPA	107,811	1,572
* Atlantia SPA	87,139	1,396
Mediobanca Banca di Credito Finanziario SPA	136,714	1,104
1 Poste Italiane SPA	81,359	748
* Unione di Banche Italiane SPA	166,996	711
Italgas SPA	86,332	554

Tenaris SA	84,957	501
Telecom Italia SPA (Bearer)	1,062,090	427
A2A SPA	284,529	409
Banca Mediolanum SPA	45,622	340
UnipolSai Assicurazioni SPA	88,557	227
		33,727
Japan (12.3%)
Toyota Motor Corp.	436,413	25,907
Takeda Pharmaceutical Co. Ltd.	270,300	9,803
KDDI Corp.	300,800	9,565
Mitsubishi UFJ Financial Group Inc.	2,215,300	8,301
Honda Motor Co. Ltd.	303,200	7,392
Sumitomo Mitsui Financial Group Inc.	230,654	6,146
NTT DOCOMO Inc.	200,600	5,523
Mizuho Financial Group Inc.	4,523,400	5,514
ITOCHU Corp.	239,784	5,258
Nippon Telegraph & Telephone Corp.	220,300	5,113
Tokio Marine Holdings Inc.	115,434	4,874
Mitsui & Co. Ltd.	294,012	4,396
Softbank Corp.	323,800	4,334
Mitsubishi Corp.	213,600	4,304
Japan Tobacco Inc.	211,300	3,612
Komatsu Ltd.	163,200	3,206
Bridgestone Corp.	101,900	3,002
Canon Inc.	177,500	2,856
Daiwa House Industry Co. Ltd.	115,100	2,540
Nomura Holdings Inc.	535,400	2,520
ORIX Corp.	222,500	2,406
Dai-ichi Life Holdings Inc.	192,100	2,266
Sumitomo Corp.	201,238	2,236
MS&AD Insurance Group Holdings Inc.	86,100	2,164
Subaru Corp.	108,809	2,055
Sompo Holdings Inc.	59,500	1,961
ENEOS Holdings Inc.	538,205	1,887
Sekisui House Ltd.	103,002	1,881
Sumitomo Mitsui Trust Holdings Inc.	65,700	1,687
Japan Post Holdings Co. Ltd.	238,974	1,632
Asahi Kasei Corp.	220,300	1,585
Sumitomo Electric Industries Ltd.	132,400	1,479
Chubu Electric Power Co. Inc.	124,000	1,474
Marubeni Corp.	281,900	1,298
Resona Holdings Inc.	390,300	1,280
Mitsubishi Chemical Holdings Corp.	229,800	1,235
Kansai Electric Power Co. Inc.	128,900	1,226
Taisei Corp.	35,400	1,216
Daiwa Securities Group Inc.	272,214	1,209
Mitsubishi Heavy Industries Ltd.	50,700	1,179
Toyota Tsusho Corp.	38,900	987
AGC Inc.	32,900	925
Daito Trust Construction Co. Ltd.	11,600	910
Inpex Corp.	159,100	908
Kajima Corp.	80,000	879
Idemitsu Kosan Co. Ltd.	42,053	876
SBI Holdings Inc.	40,700	857
Sumitomo Chemical Co. Ltd.	278,400	803
T&D Holdings Inc.	95,300	784
Tohoku Electric Power Co. Inc.	82,800	782

Ricoh Co. Ltd.	118,900	766
Yamaha Motor Co. Ltd.	49,900	728
Shimizu Corp.	96,600	692
Kyushu Electric Power Co. Inc.	82,100	690
Tosoh Corp.	48,800	655
Chugoku Electric Power Co. Inc.	53,435	652
LIXIL Group Corp.	48,500	647
Tokyo Century Corp.	10,700	602
Concordia Financial Group Ltd.	198,700	589
Mitsui Chemicals Inc.	30,800	586
Kuraray Co. Ltd.	59,700	585
Haseko Corp.	49,286	582
Japan Post Bank Co. Ltd.	75,248	561
NSK Ltd.	81,500	549
Seiko Epson Corp.	50,100	532
Marui Group Co. Ltd.	36,000	523
Showa Denko KK	24,900	516
Mitsubishi Gas Chemical Co. Inc.	32,100	510
Chiba Bank Ltd.	108,300	496
Sojitz Corp.	223,800	469
NGK Spark Plug Co. Ltd.	32,700	440
Japan Post Insurance Co. Ltd.	32,800	436
Fukuoka Financial Group Inc.	28,900	420
Kyowa Exeo Corp.	17,200	406
Electric Power Development Co. Ltd.	28,900	394
Amada Co. Ltd.	57,600	387
Nikon Corp.	55,300	387
Denka Co. Ltd.	16,000	385
Sumitomo Heavy Industries Ltd.	19,500	380
Mebuki Financial Group Inc.	168,500	375
Iida Group Holdings Co. Ltd.	24,000	371
DIC Corp.	15,200	366
Aozora Bank Ltd.	22,100	354
Nomura Real Estate Holdings Inc.	19,000	314
Mitsubishi UFJ Lease & Finance Co. Ltd.	72,700	309
Seven Bank Ltd.	120,500	296
Sumitomo Rubber Industries Ltd.	34,500	287
Aica Kogyo Co. Ltd.	8,900	286
Sanwa Holdings Corp.	32,300	277
Hachijuni Bank Ltd.	73,000	271
IHI Corp.	21,700	270
Ube Industries Ltd.	15,900	260
Toda Corp.	40,100	257
Penta-Ocean Construction Co. Ltd.	48,900	257
JTEKT Corp.	38,600	257
J Front Retailing Co. Ltd.	42,500	246
Credit Saison Co. Ltd.	25,800	242
Gunma Bank Ltd.	73,000	230
Yamaguchi Financial Group Inc.	38,200	226
Yokohama Rubber Co. Ltd.	17,500	224
Ushio Inc.	18,900	222
H.U. Group Holdings Inc.	9,700	218
Hiroshima Bank Ltd.	47,400	218
Kaneka Corp.	9,100	215
Nippon Electric Glass Co. Ltd.	12,900	211
Pola Orbis Holdings Inc.	12,600	209
Mitsubishi Motors Corp.	104,100	205

Sankyo Co. Ltd.	8,200	205
Konica Minolta Inc.	77,200	204
Hitachi Capital Corp.	8,200	197
Kyudenko Corp.	6,900	196
DMG Mori Co. Ltd.	17,000	183
Heiwa Corp.	10,300	173
Hokuhoku Financial Group Inc.	20,300	171
Matsui Securities Co. Ltd.	19,700	161
Shikoku Electric Power Co. Inc.	23,800	160
Japan Steel Works Ltd.	10,500	150
Wacoal Holdings Corp.	8,500	144
AEON Financial Service Co. Ltd.	19,000	143
Cosmo Energy Holdings Co. Ltd.	9,900	143
NTN Corp.	78,300	137
Nisshinbo Holdings Inc.	21,800	130
Citizen Watch Co. Ltd.	43,800	119
Yamato Kogyo Co. Ltd.	5,300	108
Toyota Boshoku Corp.	8,800	103
Noevir Holdings Co. Ltd.	2,300	95
Tokai Rika Co. Ltd.	7,500	94
SKY Perfect JSAT Holdings Inc.	22,700	84
H2O Retailing Corp.	13,500	78
Fuji Media Holdings Inc.	6,500	57
		192,506
Kuwait (0.3%)
National Bank of Kuwait SAKP	1,139,587	2,983
Mobile Telecommunications Co. KSC	374,434	676
Ahli United Bank BSC	933,180	575
Gulf Bank KSCP	317,721	199
Boubyan Petrochemicals Co. KSCP	65,339	115
Burgan Bank SAK	112,684	66
		4,614
Malaysia (0.8%)
Public Bank Bhd. (Local)	548,600	2,202
Malayan Banking Bhd.	1,068,197	1,934
Tenaga Nasional Bhd.	692,733	1,870
CIMB Group Holdings Bhd.	1,248,600	1,060
DiGi.Com Bhd.	662,200	664
Maxis Bhd.	489,200	611
MISC Bhd.	254,200	473
Petronas Gas Bhd.	104,732	417
Hong Leong Bank Bhd.	102,800	365
Genting Bhd.	386,700	351
Gamuda Bhd.	407,300	343
Sime Darby Bhd.	617,400	317
RHB Bank Bhd.	263,900	313
Genting Malaysia Bhd.	488,300	263
AMMB Holdings Bhd.	356,500	244
Westports Holdings Bhd.	203,500	188
YTL Corp. Bhd.	842,368	155
Alliance Bank Malaysia Bhd.	203,500	103
British American Tobacco Malaysia Bhd.	26,200	66
1 Astro Malaysia Holdings Bhd.	288,500	54
IOI Properties Group Bhd.	218,500	48
		12,041

Mexico (0.6%)
	Wal-Mart de Mexico SAB de CV	922,135	2,164
*	Grupo Financiero Banorte SAB de CV	512,746	1,841
	Grupo Mexico SAB de CV Class B	562,900	1,422
	Grupo Aeroportuario del Pacifico SAB de CV C lass B	74,254	493
	Coca-Cola Femsa SAB de CV	89,900	371
	Industrias Penoles SAB de CV	23,640	353
*	Promotora y Operadora de Infraestructura SAB de CV	39,790	292
	Alfa SAB de CV Class A	515,700	279
*	Grupo Aeroportuario del Sureste SAB de CV Class B	27,990	278
	Orbia Advance Corp. SAB de CV	174,500	276
*	Grupo Financiero Inbursa SAB de CV	367,800	264
	Infraestructura Energetica Nova SAB de CV	86,800	258
	Kimberly-Clark de Mexico SAB de CV Class A	155,100	254
*	Grupo Aeroportuario del Centro Norte SAB de CV	59,400	245
1	GMexico Transportes SAB de CV	203,900	238
*	Regional SAB de CV	40,000	104
*,1 Banco del Bajio SA		112,000	86
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santander	111,500	71
	Grupo Lala SAB de CV	76,600	42
			9,331
Netherlands (1.8%)
	Unilever NV	257,708	15,228
	Koninklijke Ahold Delhaize NV	192,835	5,554
	ING Groep NV	690,750	4,816
^	Koninklijke KPN NV	586,414	1,545
	Aegon NV	312,840	917
	ASR Nederland NV	24,821	802
			28,862
New Zealand (0.2%)
	Spark New Zealand Ltd.	324,477	1,063
	Meridian Energy Ltd.	217,647	707
	Contact Energy Ltd.	133,039	517
	Mercury NZ Ltd.	117,389	365
	SKYCITY Entertainment Group Ltd.	124,271	206
			2,858
Norway (0.6%)
	Equinor ASA	174,632	2,618
	Telenor ASA	114,467	1,769
	Mowi ASA	75,642	1,374
	Orkla ASA	135,684	1,335
	Yara International ASA	30,588	1,290
*	Salmar ASA	9,061	431
^	Aker BP ASA	19,186	365
	Leroy Seafood Group ASA	47,729	277
^	Aker ASA	3,980	170
			9,629
Pakistan (0.0%)
	Habib Bank Ltd.	125,375	92
	Pakistan Petroleum Ltd.	146,680	87
	Oil & Gas Development Co. Ltd.	119,600	82
	Fauji Fertilizer Co. Ltd.	112,299	75
			336

Philippines (0.1%)
PLDT Inc.	16,100	436
Manila Electric Co.	45,990	248
Globe Telecom Inc.	5,405	227
Metro Pacific Investments Corp.	2,371,000	151
Aboitiz Power Corp.	256,300	134
DMCI Holdings Inc.	702,800	51
Semirara Mining & Power Corp.	185,720	38
		1,285
Poland (0.2%)
* Powszechna Kasa Oszczednosci Bank Polski SA	152,772	885
Polski Koncern Naftowy ORLEN SA	54,051	770
Powszechny Zaklad Ubezpieczen SA	103,414	745
* Cyfrowy Polsat SA	47,867	356
Grupa Lotos SA	16,698	216
* Santander Bank Polska SA	4,895	196
		3,168
Portugal (0.2%)
EDP - Energias de Portugal SA	455,934	2,292
Galp Energia SGPS SA	91,176	955
* EDP - Energias de Portugal SA Rights Exp. 08/06/2020	455,934	46
		3,293
Qatar (0.6%)
Qatar National Bank QPSC	787,253	3,920
Qatar Islamic Bank SAQ	207,103	917
Industries Qatar QSC	359,043	771
Masraf Al Rayan QSC	656,416	713
Commercial Bank PSQC	367,642	416
Qatar Electricity & Water Co. QSC	88,187	411
Qatar Fuel QSC	81,698	364
Qatar Gas Transport Co. Ltd.	465,810	360
Barwa Real Estate Co.	348,664	302
Qatar International Islamic Bank QSC	127,033	287
Ooredoo QPSC	154,022	285
* Doha Bank QPSC	289,407	189
Qatar Insurance Co. SAQ	299,825	164
Vodafone Qatar QSC	222,839	78
		9,177
Russia (1.9%)
* Sberbank of Russia PJSC	1,828,630	5,476
Lukoil PJSC ADR	56,592	3,839
Gazprom PJSC ADR	714,105	3,452
Novatek PJSC	190,317	2,810
Tatneft PJSC ADR	39,461	1,756
MMC Norilsk Nickel PJSC	4,667	1,236
MMC Norilsk Nickel PJSC ADR	43,805	1,144
Lukoil PJSC	15,726	1,080
Gazprom PJSC	417,435	1,027
Rosneft Oil Co. PJSC GDR	178,391	846
Surgutneftegas OAO Preference Shares	1,371,177	692
Mobile TeleSystems PJSC ADR	74,376	659
Polyus PJSC	2,731	623
* AK Transneft OAO Preference Shares	286	520
Inter RAO UES PJSC	6,483,000	506
Polyus PJSC GDR	4,270	488
Moscow Exchange MICEX-RTS PJSC	255,716	460

Magnit PJSC (XLON)	30,640	454
Alrosa PJSC	450,170	415
Magnit PJSC (MISX)	6,284	387
Severstal PAO GDR	31,672	386
Novolipetsk Steel PJSC	186,670	367
Tatneft PAO Preference Shares	40,593	295
* Rostelecom PJSC	188,410	229
* RusHydro PJSC	21,425,000	220
Magnitogorsk Iron & Steel Works PJSC	320,000	173
Sistema PJSFC	519,100	139
Rosneft Oil Co. PJSC	28,440	137
Federal Grid Co. Unified Energy System PJSC	48,020,000	129
PhosAgro PJSC GDR	10,445	123
PhosAgro PJSC	3,043	110
Tatneft PJSC	13,843	103
* Aeroflot PJSC	91,779	102
Unipro PJSC	1,744,000	67
Mosenergo PJSC	1,739,000	51
Mobile TeleSystems PJSC	9,210	41
Severstal PAO	2,705	33
		30,575
Saudi Arabia (1.5%)
Saudi Basic Industries Corp.	160,296	3,794
Al Rajhi Bank	218,087	3,428
Saudi Telecom Co.	106,958	2,784
1 Saudi Arabian Oil Co.	275,910	2,423
National Commercial Bank	238,707	2,309
Samba Financial Group	173,387	1,194
Riyad Bank	259,811	1,174
Banque Saudi Fransi	103,850	830
Saudi Arabian Fertilizer Co.	35,607	742
* Alinma Bank	171,447	667
Arab National Bank	113,608	589
Saudi Electricity Co.	138,210	576
Yanbu National Petrochemical Co.	41,332	572
Jarir Marketing Co.	10,488	429
Advanced Petrochemical Co.	18,557	253
Sahara International Petrochemical Co.	63,120	243
Bank Al-Jazira	68,810	219
Southern Province Cement Co.	11,925	209
Saudi Cement Co.	13,227	198
Saudi Industrial Investment Group	38,745	190
Arabian Centres Co. Ltd.	28,464	181
* Dar Al Arkan Real Estate Development Co.	90,932	176
Saudi Airlines Catering Co.	6,838	150
Qassim Cement Co.	8,249	147
National Petrochemical Co.	21,060	135
* Seera Group Holding	28,116	124
Yanbu Cement Co.	11,677	97
		23,833
Singapore (1.3%)
DBS Group Holdings Ltd.	316,578	4,573
Oversea-Chinese Banking Corp. Ltd.	610,800	3,826
United Overseas Bank Ltd.	228,645	3,219
Singapore Telecommunications Ltd. (Ordinary Shares)	1,313,688	2,384
Keppel Corp. Ltd.	254,312	1,002

CapitaLand Ltd.	450,000	908
Singapore Exchange Ltd.	146,032	871
Singapore Technologies Engineering Ltd.	273,600	655
Venture Corp. Ltd.	46,400	606
Genting Singapore Ltd.	1,008,900	541
ComfortDelGro Corp. Ltd.	380,900	379
Jardine Cycle & Carriage Ltd.	15,700	230
Singapore Press Holdings Ltd.	286,700	224
SATS Ltd.	108,800	218
Sembcorp Industries Ltd.	151,100	191
Singapore Post Ltd.	281,700	146
Golden Agri-Resources Ltd.	1,185,700	136
Hutchison Port Holdings Trust	893,200	97
StarHub Ltd.	107,500	96
Olam International Ltd.	78,000	76
Frasers Property Ltd.	72,500	61
SIA Engineering Co. Ltd.	47,400	61
Singapore Telecommunications Ltd.	8,800	16
		20,516
South Africa (1.0%)
FirstRand Ltd.	822,341	1,873
Standard Bank Group Ltd.	226,905	1,443
Impala Platinum Holdings Ltd.	128,887	1,151
MTN Group Ltd.	318,462	1,114
Sanlam Ltd.	312,404	1,106
Anglo American Platinum Ltd.	10,640	817
* Sasol Ltd.	98,989	800
Vodacom Group Ltd.	104,788	786
Old Mutual Ltd.	822,887	553
* MultiChoice Group	78,054	481
Bidvest Group Ltd.	56,725	438
Nedbank Group Ltd.	62,191	382
NEPI Rockcastle plc	66,556	345
Mr Price Group Ltd.	46,281	342
SPAR Group Ltd.	35,371	341
Exxaro Resources Ltd.	42,927	339
Kumba Iron Ore Ltd.	9,590	310
Tiger Brands Ltd.	29,901	308
Woolworths Holdings Ltd.	158,301	293
Life Healthcare Group Holdings Ltd.	253,127	258
AVI Ltd.	57,372	236
Rand Merchant Investment Holdings Ltd.	125,707	233
African Rainbow Minerals Ltd.	19,430	222
Netcare Ltd.	265,681	211
Foschini Group Ltd.	41,217	169
Momentum Metropolitan Holdings	161,434	157
Truworths International Ltd.	79,746	153
Pick n Pay Stores Ltd.	56,828	149
Barloworld Ltd.	35,411	137
Santam Ltd.	7,512	116
Coronation Fund Managers Ltd.	50,185	115
Investec Ltd.	47,127	92
Liberty Holdings Ltd.	21,815	88
Distell Group Holdings Ltd.	15,365	61
* Sappi Ltd.	40,063	57
Reunert Ltd.	30,570	56
MAS Real Estate Inc.	57,423	39

* Foschini Group Ltd. Rights Exp. 08/07/2020	16,486	26
Tsogo Sun Gaming Ltd.	105,750	20
RMB Holdings Ltd.	196,694	16
		15,833
South Korea (1.8%)
Samsung Electronics Co. Ltd. Preference Shares	146,341	6,112
Hyundai Motor Co.	25,726	2,744
Shinhan Financial Group Co. Ltd.	82,685	2,075
KB Financial Group Inc.	68,905	2,039
Posco	12,120	1,956
KT&G Corp.	19,883	1,350
Hana Financial Group Inc.	51,064	1,267
LG Corp.	16,099	1,000
Samsung Fire & Marine Insurance Co. Ltd.	6,060	872
SK Telecom Co. Ltd. ADR	38,965	791
Woori Financial Group Inc.	96,628	691
Korea Zinc Co. Ltd.	1,700	591
Mirae Asset Daewoo Co. Ltd.	79,398	527
Samsung Life Insurance Co. Ltd.	10,960	438
Industrial Bank of Korea	53,530	365
Hyundai Heavy Industries Holdings Co. Ltd.	1,802	358
DB Insurance Co. Ltd.	8,675	343
Kangwon Land Inc.	17,811	342
Hyundai Motor Co. 2nd Preference Shares	4,831	281
Korea Investment Holdings Co. Ltd.	6,603	270
Samsung Securities Co. Ltd.	10,759	262
GS Holdings Corp.	8,638	254
BNK Financial Group Inc.	54,555	236
GS Engineering & Construction Corp.	9,817	223
Hyundai Marine & Fire Insurance Co. Ltd.	11,183	219
Cheil Worldwide Inc.	13,341	215
Hyundai Motor Co. Preference Shares	3,429	199
NH Investment & Securities Co. Ltd.	24,405	180
Samsung Card Co. Ltd.	5,849	139
Lotte Shopping Co. Ltd.	1,870	123
DGB Financial Group Inc.	28,091	122
KEPCO Plant Service & Engineering Co. Ltd.	4,297	106
LOTTE Fine Chemical Co. Ltd.	2,636	97
Doosan Bobcat Inc.	4,110	93
LS Corp.	2,602	92
Korea Gas Corp.	4,128	88
Posco International Corp.	7,507	88
KCC Corp.	759	86
Ssangyong Cement Industrial Co. Ltd.	19,061	81
LG Electronics Inc. Preference Shares	3,020	68
Hanwha Life Insurance Co. Ltd.	45,162	56
Hanwha Corp. Preference Shares	3,489	35
		27,474
Spain (2.5%)
* Iberdrola SA	1,045,337	13,511
Banco Santander SA (XMAD)	2,838,963	6,088
Banco Bilbao Vizcaya Argentaria SA	1,185,236	3,690
Telefonica SA	834,688	3,496
* Repsol SA	243,349	1,919
Endesa SA	56,078	1,600
Red Electrica Corp. SA	76,282	1,487

CaixaBank SA	636,042	1,368
Enagas SA	44,063	1,112
ACS Actividades de Construccion y Servicios SA	44,822	1,040
^ Naturgy Energy Group SA	53,415	994
Bankinter SA	121,540	632
Acciona SA	3,563	396
Banco de Sabadell SA	991,975	340
Mapfre SA	179,741	325
* Iberdrola SA (XMAD)	23,598	304
Bankia SA	206,066	263
Zardoya Otis SA	33,009	219
Banco Santander SA (XMEX)	77,341	177
* Ferrovial SA	1,219	30
		38,991
Sweden (1.7%)
Investor AB Class B	80,393	4,770
* Volvo AB Class B	267,430	4,622
* Swedbank AB Class A	177,502	2,882
* Skandinaviska Enskilda Banken AB Class A	257,887	2,495
Hennes & Mauritz AB Class B	155,461	2,423
Telia Co. AB	456,079	1,777
Tele2 AB	94,429	1,340
Boliden AB	48,461	1,323
* Skanska AB Class B	63,578	1,283
SKF AB	68,139	1,262
Castellum AB	47,697	1,026
Lundin Energy AB	33,745	787
		25,990
Switzerland (5.3%)
Novartis AG	381,450	31,419
Zurich Insurance Group AG	26,414	9,768
ABB Ltd.	316,950	7,960
UBS Group AG	594,984	7,009
LafargeHolcim Ltd.	90,940	4,302
SWISS RE AG	51,577	4,070
SGS SA-REG	1,047	2,742
Swisscom AG	4,514	2,399
Swiss Life Holding AG	5,913	2,161
Julius Baer Group Ltd.	38,556	1,693
Roche Holding AG (Bearer)	4,732	1,631
Adecco Group AG	27,707	1,309
Baloise Holding AG	8,151	1,244
Swiss Prime Site AG	13,295	1,213
PSP Swiss Property AG	7,507	834
Clariant AG	34,999	662
Helvetia Holding AG	5,822	528
Banque Cantonale Vaudoise	4,937	517
DKSH Holding AG	6,311	405
OC Oerlikon Corp. AG	33,215	279
Sulzer AG	3,306	274
		82,419
Taiwan (7.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,259,953	61,998
Hon Hai Precision Industry Co. Ltd.	2,115,000	5,653
Delta Electronics Inc.	384,802	2,630
Formosa Plastics Corp.	867,879	2,324

CTBC Financial Holding Co. Ltd.	3,214,120	2,129
Mega Financial Holding Co. Ltd.	1,926,000	2,126
Nan Ya Plastics Corp.	1,004,000	2,094
Uni-President Enterprises Corp.	854,000	2,084
Cathay Financial Holding Co. Ltd.	1,474,388	1,993
Fubon Financial Holding Co. Ltd.	1,310,000	1,866
Chunghwa Telecom Co. Ltd. ADR	42,473	1,566
Formosa Chemicals & Fibre Corp.	612,000	1,408
First Financial Holding Co. Ltd.	1,740,751	1,403
Taiwan Cement Corp.	857,478	1,317
* Quanta Computer Inc.	471,000	1,316
Yuanta Financial Holding Co. Ltd.	2,019,000	1,242
United Microelectronics Corp. ADR	314,236	1,163
Hua Nan Financial Holdings Co. Ltd.	1,608,708	1,103
Realtek Semiconductor Corp.	84,000	1,072
Yageo Corp.	80,000	1,062
Taiwan Mobile Co. Ltd.	290,000	1,039
Novatek Microelectronics Corp.	101,000	1,001
Catcher Technology Co. Ltd.	129,672	957
Chailease Holding Co. Ltd.	225,494	944
Asustek Computer Inc.	125,268	924
Chunghwa Telecom Co. Ltd.	227,000	848
Shanghai Commercial & Savings Bank Ltd.	571,000	825
Taishin Financial Holding Co. Ltd.	1,801,310	821
ASE Technology Holding Co. Ltd.	317,171	813
Pegatron Corp.	356,000	747
Accton Technology Corp.	94,000	736
ASE Technology Holding Co. Ltd. ADR	144,834	726
SinoPac Financial Holdings Co. Ltd.	1,867,641	679
Formosa Petrochemical Corp.	243,000	677
Lite-On Technology Corp.	378,194	640
Far EasTone Telecommunications Co. Ltd.	285,000	614
Far Eastern New Century Corp.	700,000	612
Wistron Corp.	493,656	578
Asia Cement Corp.	411,000	560
Globalwafers Co. Ltd.	37,000	530
Vanguard International Semiconductor Corp.	159,000	515
Walsin Technology Corp.	83,000	497
Zhen Ding Technology Holding Ltd.	104,000	479
Compal Electronics Inc.	722,000	459
Inventec Corp.	531,994	453
Pou Chen Corp.	488,000	442
Eclat Textile Co. Ltd.	36,200	428
Cheng Shin Rubber Industry Co. Ltd.	340,994	396
Foxconn Technology Co. Ltd.	210,190	389
* Feng TAY Enterprise Co. Ltd.	64,400	386
Wiwynn Corp.	14,000	375
Synnex Technology International Corp.	235,000	351
Chicony Electronics Co. Ltd.	111,370	330
Acer Inc.	468,000	323
Nanya Technology Corp.	151,000	312
Teco Electric and Machinery Co. Ltd.	304,000	283
United Microelectronics Corp.	365,000	277
Taiwan Fertilizer Co. Ltd.	141,000	269
Formosa Taffeta Co. Ltd.	176,000	182
Taiwan Secom Co. Ltd.	53,000	156
Eva Airways Corp.	383,000	142

Transcend Information Inc.	52,000	117
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	173	14
		120,395
Thailand (0.8%)
PTT PCL (Foreign)	2,519,100	3,160
Advanced Info Service PCL (Foreign)	197,304	1,171
Siam Cement PCL NVDR	79,400	974
* Siam Cement PCL (Foreign)	70,450	864
Siam Commercial Bank PCL (Foreign)	379,200	817
PTT Exploration & Production PCL (Foreign)	242,430	711
* Intouch Holdings PCL (Foreign)	334,106	610
PTT Global Chemical PCL	346,799	525
Kasikornbank PCL (Foreign)	183,100	477
Digital Telecommunications Infrastructure Fund	929,897	450
Krung Thai Bank PCL (Foreign)	1,245,100	394
Kasikornbank PCL	126,300	329
Delta Electronics Thailand PCL	82,300	301
Ratchaburi Electricity Generating Holding PCL (Foreign)	137,000	263
Bangkok Bank PCL (Foreign)	81,900	262
Thai Oil PCL (Foreign)	181,500	246
TMB Bank PCL	7,825,600	239
Thai Union Frozen Products PCL (Foreign)	523,100	225
Land & Houses PCL (Foreign)	845,800	201
Banpu PCL	921,100	165
IRPC PCL (Foreign)	1,931,900	158
Intouch Holdings PCL NVDR	65,000	119
Land & Houses PCL	345,100	82
Siam City Cement PCL (Foreign)	16,332	79
Siam Commercial Bank PCL	30,700	66
Bangkok Life Assurance PCL	47,700	25
		12,913
Turkey (0.1%)
Turkcell Iletisim Hizmetleri AS	188,052	399
* Akbank TAS	491,208	369
* Tupras Turkiye Petrol Rafinerileri AS	22,269	264
Eregli Demir ve Celik Fabrikalari TAS	240,303	262
Haci Omer Sabanci Holding AS (Bearer)	149,449	179
Ford Otomotiv Sanayi AS	11,710	139
Enka Insaat ve Sanayi AS	137,729	129
* Petkim Petrokimya Holding AS	192,894	108
Turkiye Sise ve Cam Fabrikalari AS	123,662	102
TAV Havalimanlari Holding AS	34,939	83
Tofas Turk Otomobil Fabrikasi AS	22,707	83
Tekfen Holding AS	36,475	80
Anadolu Efes Biracilik Ve Malt Sanayii AS	24,472	68
Coca-Cola Icecek AS	8,432	54
Iskenderun Demir ve Celik AS	20,117	20
		2,339
United Arab Emirates (0.4%)
First Abu Dhabi Bank PJSC	773,663	2,346
Emirates Telecommunications Group Co. PJSC	309,635	1,400
§ Abu Dhabi Commercial Bank PJSC	479,351	663
Dubai Islamic Bank PJSC	331,130	338
Aldar Properties PJSC	667,381	317
Abu Dhabi Islamic Bank PJSC	169,827	172
Dana Gas PJSC	637,959	125

Dubai Investments PJSC	388,932	123
Air Arabia PJSC	365,852	115
* DAMAC Properties Dubai Co. PJSC	265,462	66
		5,665
United Kingdom (10.1%)
GlaxoSmithKline plc	874,678	17,424
British American Tobacco plc	400,745	13,244
BP plc	3,521,060	12,752
Rio Tinto plc	192,585	11,723
Unilever plc	193,413	11,517
Royal Dutch Shell plc Class A	726,682	10,621
Royal Dutch Shell plc Class B	660,233	9,267
BHP Group plc	368,883	7,977
National Grid plc	622,531	7,303
Vodafone Group plc	4,752,986	7,143
Anglo American plc	218,662	5,293
Tesco plc	1,714,645	4,839
BAE Systems plc	568,958	3,646
SSE plc	183,765	3,117
Legal & General Group plc	1,049,277	2,905
Imperial Brands plc	166,774	2,779
BT Group plc	1,540,741	1,980
3i Group plc	169,609	1,952
Polymetal International plc	60,051	1,485
United Utilities Group plc	120,691	1,415
Severn Trent plc	42,092	1,341
Standard Life Aberdeen plc	400,528	1,304
Berkeley Group Holdings plc	20,631	1,197
Kingfisher plc	374,549	1,184
St. James's Place plc	94,583	1,157
Admiral Group plc	36,760	1,146
Pennon Group plc	73,905	1,021
Johnson Matthey plc	33,573	980
Wm Morrison Supermarkets plc	395,960	961
M&G plc	457,063	957
Pearson plc	131,486	903
Intermediate Capital Group plc	48,637	851
Phoenix Group Holdings plc	93,693	805
Schroders plc	19,872	767
Bellway plc	21,918	726
Tate & Lyle plc	84,012	715
J Sainsbury plc	291,362	710
1 Quilter plc	326,162	621
G4S plc	267,488	497
Ashmore Group plc	83,547	427
Evraz plc	100,632	373
^ Tui AG	76,340	289
Carnival plc	23,287	252
Investec plc	125,186	245
Babcock International Group plc	47,460	179
* Ninety One plc	58,931	166
British American Tobacco plc ADR	4,220	142
		158,298
Total Common Stocks (Cost $1,734,743)		1,552,024

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
2,3 Vanguard Market Liquidity Fund		0.194%		131,121	13,112

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	0.116%	9/29/20	250,000	250
4	United States Cash Management Bill	0.140%	10/13/20	150,000	150
					400
Total Temporary Cash Investments (Cost $13,510)					13,512
Total Investments (100.0%) (Cost $1,748,253)					1,565,536
Other Assets and Liabilities -Net (0.0%)					286
Net Assets (100%)					1,565,822
	Cost is in $000.

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,294,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $15,207,000, representing 1.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $12,288,000 was received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR —Non-Voting Depository Receipt

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	36	5,874	312
MSCI EAFE Index	September 2020	45	4,081	67
MSCI Emerging Market Index	September 2020	52	2,780	162
				541

Forward Currency Contracts

International High Dividend Yield Index Fund

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of
Montreal	10/6/20	JPY	212,384	USD	1,983	25	—
Royal Bank of
Canada	10/6/20	EUR	976	USD	1,150	2	—
Goldman
Sachs
International	10/6/20	USD	2,298	JPY	245,218	—	(20)
Bank of
America, N.A.	10/6/20	USD	1,978	EUR	1,761	—	(100)
Goldman
Sachs
International	10/6/20	USD	1,731	HKD	13,427	—	(1)
Standard
Chartered
Bank	10/6/20	USD	1,727	CHF	1,634	—	(63)
Barclays Bank
plc	10/6/20	USD	1,264	HKD	9,796	—	—

						27	(184)

CHF—Swiss franc.
EUR—euro.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International High Dividend Yield Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the f und may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

International High Dividend Yield Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivative as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—North and South America	175,147	—	106	175,253
Common Stocks—Other	5,238	1,370,870	663	1,376,771
Temporary Cash Investments	13,112	400		13,512
Total	193,497	1,371,270	769	1,565,536
Derivative Financial Instruments
Assets
Futures Contracts[1]	26	—	—	26
Forward Currency Contracts	—	27	—	27
Total	26	27	—	53
Liabilities
Futures Contracts[1]	109	—	—	109
Forward Currency Contracts	—	184	—	184
Total	109	184	—	293
1 Represents variation margin on the last day of the reporting period.